COMMITMENTS AND CONTINGENCIES - Service Agreement (Details) - shares	Apr. 11, 2024	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of shares issuable	0.20%
Ordinary shares, shares outstanding	11,680,000	12,874,496	11,675,216
Upon signing the agreement
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360
Upon completion of the design, planning, and construction report
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360
Within one year following the second issuance of shares
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360
Upon completion of the overall development of the Fernie Castle project
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360